UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-5276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/07 is included with this Form.

■ Value Line Strategic Asset Management Trust (“The Trust”) (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager
(right)
Jeffrey D. Geffen,
Director of Bond
Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at June 30, 2007:

$633,122,102

Portfolio composition at June 30, 2007:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings (As of 6/30/2007)

Company	Percentage of Total Net Assets
Johnson Controls, Inc.	1.08%
ITT Corp.	1.07%
Coach, Inc.	0.93%
Precision Castparts Corp.	0.92%
Thermo Fisher Scientific, Inc.	0.91%
Praxair, Inc,	0.84%
NII Holdings, Inc. Class B	0.80%
Rockwell Collins, Inc.	0.74%
XTO Energy, Inc.	0.73%
Wells Fargo & Co.	0.64%

Sector Weightings vs. Index (As of 6/30/2007)

Average Annual Total Returns (For periods ended 6/30/2007)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/1/1987
Value Line Strategic Asset Management Trust	10.71%	15.59%	11.39%	9.54%	8.41%	11.26%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	4.56%	14.75%	8.54%	8.30%	6.71%	10.17%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST 1

■ Value Line Strategic Asset Management Trust (“The Trust”) (Unaudited)	Semiannual Report To Contractowners

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007 and held for six months ended June 30, 2007.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,107.10	$4.02	0.77%
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86	0.77%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

2 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■  Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2007 (Unaudited)

Common Stocks — 74.4%

Shares		Value
Advertising — 0.7%
47,000	aQuantive, Inc.*	$2,998,600
16,000	R.H. Donnelley Corp.*	1,212,480
		4,211,080
Aerospace/Defense — 3.8%
9,000	Alliant Techsystems, Inc.*	892,350
24,800	Armor Holdings, Inc.*	2,154,376
35,000	BE Aerospace, Inc.*	1,445,500
18,000	Boeing Co. (The)	1,730,880
19,730	DRS Technologies, Inc.	1,129,937
22,000	General Dynamics Corp.	1,720,840
21,000	L-3 Communications Holdings, Inc.	2,045,190
14,000	Lockheed Martin Corp.	1,317,820
48,000	Precision Castparts Corp.	5,825,280
23,500	Raytheon Co.	1,266,415
66,000	Rockwell Collins, Inc.	4,662,240
		24,190,828
Apparel — 1.6%
54,000	Guess?, Inc.	2,594,160
28,000	Phillips-Van Heusen Corp.	1,695,960
40,000	Polo Ralph Lauren Corp. Class A	3,924,400
18,000	VF Corp.	1,648,440
		9,862,960
Auto & Truck — 0.2%
17,000	Oshkosh Truck Corp.	1,069,640
Auto Parts — 1.4%
22,000	BorgWarner, Inc.	1,892,880
59,000	Johnson Controls, Inc.	6,830,430
		8,723,310
Bank — 1.7%
66,000	Bank of Hawaii Corp.	3,408,240
43,000	Compass Bancshares, Inc.	2,966,140
116,000	Wells Fargo & Co.	4,079,720
		10,454,100
Bank–Canadian — 0.4%
36,800	Royal Bank of Canada	1,952,976
11,284	Toronto-Dominion Bank (The)	772,841
		2,725,817
Bank–Midwest — 0.4%
18,000	Marshall & Ilsley Corp.	857,340
25,000	Northern Trust Corp.	1,606,000
		2,463,340
Beverage–Soft Drink — 0.2%
20,000	PepsiCo, Inc.	1,297,000
Building Materials — 1.0%
15,000	Fluor Corp.	1,670,550
58,000	Jacobs Engineering Group, Inc.*	3,335,580
14,000	Washington Group International, Inc.*	1,120,140
		6,126,270
Cable TV — 0.4%
51,000	DIRECTV Group, Inc. (The)*	1,178,610
27,000	Rogers Communications, Inc. Class B	1,147,230
		2,325,840
Cement & Aggregates — 0.7%
15,000	Martin Marietta Materials, Inc.	$2,430,300
15,000	Vulcan Materials Co.	1,718,100
		4,148,400
Chemical–Diversified — 1.2%
22,000	Air Products & Chemicals, Inc.	1,768,140
40,200	Albemarle Corp.	1,548,906
56,000	Monsanto Co.	3,782,240
16,000	Pall Corp.	735,840
		7,835,126
Chemical–Specialty — 2.2%
39,000	Airgas, Inc.	1,868,100
85,000	Ecolab, Inc.	3,629,500
74,000	Praxair, Inc.	5,327,260
17,000	Sherwin-Williams Co. (The)	1,129,990
48,400	Sigma-Aldrich Corp.	2,065,228
		14,020,078
Computer & Peripherals — 0.4%
22,000	EMC Corp.*	398,200
50,000	Hewlett-Packard Co.	2,231,000
		2,629,200
Computer Software & Services — 1.5%
34,000	Accenture Ltd. Class A	1,458,260
43,000	Cognizant Technology Solutions Corp. Class A*	3,228,870
23,000	DST Systems, Inc.*	1,821,830
38,000	Infosys Technologies Ltd. ADR	1,914,440
40,000	SEI Investments Co.	1,161,600
4,000	VeriFone Holdings, Inc.*	141,000
		9,726,000
Diversified Companies — 3.9%
23,000	Acuity Brands, Inc.	1,386,440
23,000	American Standard Companies, Inc.	1,356,540
73,500	AMETEK, Inc.	2,916,480
24,000	Brink’s Co. (The)	1,485,360
53,600	Danaher Corp.	4,046,800
99,000	ITT Corp.	6,759,720
42,000	McDermott International, Inc.*	3,491,040
7,000	Textron, Inc.	770,770
36,000	United Technologies Corp.	2,553,480
		24,766,630
Drug — 2.1%
27,400	Allergan, Inc.	1,579,336
71,000	Celgene Corp.*	4,070,430
38,000	Covance, Inc.*	2,605,280
78,000	Gilead Sciences, Inc.*	3,024,060
52,000	Pharmaceutical Product Development, Inc.	1,990,040
		13,269,146
E-Commerce — 0.2%
23,000	Akamai Technologies, Inc.*	1,118,720
Educational Services — 0.4%
20,000	ITT Educational Services, Inc.*	2,347,600

See notes to financial statements. 3

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Shares		Value
Electrical Equipment — 2.3%
5,000	Baldor Electric Co.	$246,400
32,400	Cooper Industries Ltd. Class A	1,849,716
34,000	Emerson Electric Co.	1,591,200
20,000	Garmin Ltd.	1,479,400
34,000	General Cable Corp.*	2,575,500
34,000	Thomas & Betts Corp.*	1,972,000
94,000	Trimble Navigation Ltd.*	3,026,800
28,000	WESCO International, Inc.*	1,692,600
		14,433,616
Electrical Utility–Central — 0.5%
30,000	Entergy Corp.	3,220,500
Electrical Utility–East — 0.8%
37,000	Exelon Corp.	2,686,200
21,000	FirstEnergy Corp.	1,359,330
38,000	Southern Co. (The)	1,303,020
		5,348,550
Electrical Utility–West — 0.3%
33,000	Sempra Energy	1,954,590
Electronics — 1.2%
68,000	Amphenol Corp. Class A	2,424,200
41,000	Harris Corp.	2,236,550
47,000	MEMC Electronic Materials, Inc.*	2,872,640
		7,533,390
Environmental — 1.0%
79,500	Republic Services, Inc.	2,435,880
42,000	Stericycle, Inc.*	1,867,320
57,000	Waste Connections, Inc.*	1,723,680
		6,026,880
Financial Services–Diversified — 2.9%
14,000	Affiliated Managers Group, Inc.*	1,802,640
14,000	Ambac Financial Group, Inc.	1,220,660
22,000	American Express Co.	1,345,960
19,500	BlackRock, Inc. Class A	3,053,505
27,000	CIT Group, Inc.	1,480,410
26,000	Eaton Vance Corp.	1,148,680
15,000	Franklin Resources, Inc.	1,987,050
56,000	Leucadia National Corp.	1,974,000
26,000	Loews Corp.	1,325,480
33,000	Principal Financial Group, Inc.	1,923,570
26,000	T. Rowe Price Group, Inc.	1,349,140
		18,611,095
Food Processing — 0.7%
57,000	Dean Foods Co.	1,816,590
20,000	Ralcorp Holdings, Inc.*	1,069,000
25,000	Wm. Wrigley Jr. Co.	1,382,750
		4,268,340
Health Care Information Systems — 0.0%
4,000	Cerner Corp.*	221,880
Home Appliances — 0.6%
69,000	Toro Co. (The)	4,063,410
Hotel/Gaming — 1.0%
18,000	Boyd Gaming Corp.	$885,420
15,000	Harrah’s Entertainment, Inc.	1,278,900
39,000	International Game Technology	1,548,300
18,000	Marriott International, Inc. Class A	778,320
10,000	MGM MIRAGE*	824,800
16,000	Vail Resorts, Inc.*	973,920
		6,289,660
Household Products — 0.7%
25,000	Church & Dwight Company, Inc.	1,211,500
13,000	Energizer Holdings, Inc.*	1,294,800
42,000	Scotts Miracle-Gro Co. (The) Class A	1,803,480
		4,309,780
Human Resources — 0.2%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,539,640
Industrial Services — 1.6%
53,000	C.H. Robinson Worldwide, Inc.	2,783,560
39,000	Corrections Corp. of America*	2,461,290
27,400	EMCOR Group, Inc.*	1,997,460
44,400	Iron Mountain, Inc.*	1,160,172
13,300	URS Corp.*	645,715
25,000	World Fuel Services Corp.	1,051,500
		10,099,697
Information Services — 1.5%
27,000	Alliance Data Systems Corp.*	2,086,560
36,000	Dun & Bradstreet Corp. (The)	3,707,280
31,000	Equifax, Inc.	1,377,020
21,000	FactSet Research Systems, Inc.	1,435,350
18,000	Moody’s Corp.	1,119,600
		9,725,810
Insurance–Life — 1.3%
37,000	AFLAC, Inc.	1,901,800
66,000	Manulife Financial Corp.	2,463,120
35,000	MetLife, Inc.	2,256,800
15,000	Prudential Financial, Inc.	1,458,450
		8,080,170
Insurance–Property & Casualty — 0.8%
28,000	Assurant, Inc.	1,649,760
28,000	Chubb Corp. (The)	1,515,920
3,000	HCC Insurance Holdings, Inc.	100,230
32,000	Sun Life Financial, Inc.	1,528,000
		4,793,910
Machinery — 4.0%
17,000	Caterpillar, Inc.	1,331,100
11,500	Deere & Co.	1,388,510
30,000	Foster Wheeler Ltd.*	3,209,700
49,600	Gardner Denver, Inc.*	2,110,480
33,000	Graco, Inc.	1,329,240
42,000	IDEX Corp.	1,618,680
44,000	Lennox International, Inc.	1,506,120
38,600	Manitowoc Company, Inc. (The)	3,102,668
30,000	MSC Industrial Direct Co., Inc. Class A	1,650,000
42,000	Roper Industries, Inc.	2,398,200
30,000	Snap-on, Inc.	1,515,300
48,000	Terex Corp.*	3,902,400
		25,062,398

4 See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Shares		Value
Medical Services — 2.7%
54,256	DaVita, Inc.*	$2,923,313
16,000	Healthways, Inc.*	757,920
24,000	Humana, Inc.*	1,461,840
20,000	Laboratory Corporation of America Holdings*	1,565,200
30,000	Manor Care, Inc.	1,958,700
32,000	Psychiatric Solutions, Inc.*	1,160,320
74,000	Sierra Health Services, Inc.*	3,076,920
13,000	Sunrise Senior Living, Inc.*	519,870
14,000	WellCare Health Plans, Inc.*	1,267,140
29,573	WellPoint, Inc.*	2,360,813
		17,052,036
Medical Supplies — 4.0%
9,600	Alcon, Inc.	1,295,136
10,000	AmerisourceBergen Corp.	494,700
10,000	ArthroCare Corp.*	439,100
36,000	Bard (C.R.), Inc.	2,974,680
25,000	Baxter International, Inc.	1,408,500
23,000	Becton Dickinson & Co.	1,713,500
50,000	DENTSPLY International, Inc.	1,913,000
7,000	Edwards Lifesciences Corp.*	345,380
66,000	Henry Schein, Inc.*	3,526,380
30,000	Hologic, Inc.*	1,659,300
31,000	IDEXX Laboratories, Inc.*	2,933,530
8,000	Illumina, Inc.*	324,720
19,000	Intuitive Surgical, Inc.*	2,636,630
31,000	Kyphon, Inc.*	1,492,650
26,000	McKesson Corp.	1,550,640
8,000	ResMed, Inc.*	330,080
		25,037,926
Metals & Mining Diversified — 0.4%
26,000	Allegheny Technologies, Inc.	2,726,880
Metals Fabricating — 0.4%
52,000	Harsco Corp.	2,704,000
Natural Gas–Distribution — 0.2%
40,950	Southern Union Co.	1,334,561
Natural Gas–Diversified — 1.9%
48,000	Energen Corp.	2,637,120
70,000	Equitable Resources, Inc.	3,469,200
17,000	Universal Compression Holdings, Inc.*	1,231,990
76,888	XTO Energy, Inc.	4,620,969
		11,959,279
Newspaper — 0.0%
9,000	News Corp. Class B	206,460
Oilfield Services/Equipment — 0.6%
46,000	FMC Technologies, Inc.*	3,644,120
Packaging & Container — 0.7%
14,000	Ball Corp.	744,380
67,000	Jarden Corp.*	2,881,670
11,000	Sonoco Products Co.	470,910
		4,096,960
Petroleum–Producing — 1.0%
107,700	Range Resources Corp.	4,029,057
46,000	Tenaris S.A. ADR	2,252,160
		6,281,217
Pharmacy Services — 0.9%
34,000	CVS Caremark Corp.	$1,239,300
64,000	Express Scripts, Inc.*	3,200,640
18,000	Medco Health Solutions, Inc.*	1,403,820
		5,843,760
Power — 0.3%
60,000	AES Corp. (The)*	1,312,800
24,000	Reliant Energy, Inc.*	646,800
		1,959,600
Precision Instrument — 1.4%
21,000	Mettler Toledo International, Inc.*	2,005,710
112,000	Thermo Fisher Scientific, Inc.*	5,792,640
21,000	Waters Corp.*	1,246,560
		9,044,910
Publishing — 0.3%
32,000	McGraw-Hill Companies, Inc. (The)	2,178,560
R.E.I.T. — 0.9%
41,000	Brookfield Properties Co.	996,710
12,000	General Growth Properties, Inc.	635,400
8,570	Host Hotels & Resorts, Inc.	198,138
9,000	Macerich Co. (The)	741,780
34,000	ProLogis	1,934,600
14,000	Starwood Hotels & Resorts Worldwide, Inc.	938,980
		5,445,608
Railroad — 1.6%
26,000	Burlington Northern Santa Fe Corp.	2,213,640
32,000	Canadian National Railway Co.	1,629,760
21,800	CP Holders, Inc.	2,924,252
40,000	Kansas City Southern*	1,501,600
29,000	Norfolk Southern Corp.	1,524,530
		9,793,782
Restaurant — 0.9%
25,000	CKE Restaurants, Inc.	501,750
50,000	Darden Restaurants, Inc.	2,199,500
84,750	Sonic Corp.*	1,874,670
42,000	Yum! Brands, Inc.	1,374,240
		5,950,160
Retail–Automotive — 0.4%
68,000	O’Reilly Automotive, Inc.*	2,485,400
Retail–Special Lines — 1.8%
124,000	Coach, Inc.*	5,876,360
24,000	Dick’s Sporting Goods, Inc.*	1,396,080
59,000	Dress Barn, Inc. (The)*	1,210,680
54,000	Men’s Wearhouse, Inc. (The)	2,757,780
		11,240,900
Retail Building Supply — 0.5%
72,000	Fastenal Co.	3,013,920
Retail Store — 0.9%
26,500	J.C. Penney Company, Inc.	1,918,070
48,000	Nordstrom, Inc.	2,453,760
7,400	Sears Holdings Corp.*	1,254,300
		5,626,130

See notes to financial statements. 5

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Shares		Value
Securities Brokerage — 1.6%
14,000	Bear Stearns Companies, Inc. (The)	$1,960,000
2,800	Chicago Mercantile Exchange Holdings, Inc.	1,496,208
8,800	Goldman Sachs Group, Inc. (The)	1,907,400
49,000	Jefferies Group, Inc.	1,322,020
18,000	Merrill Lynch & Co., Inc.	1,504,440
16,000	Morgan Stanley	1,342,080
28,500	Raymond James Financial, Inc.	880,650
		10,412,798
Semiconductor — 0.0%
6,000	FormFactor, Inc.*	229,800
Shoe — 0.3%
26,000	NIKE, Inc. Class B	1,515,540
22,000	Wolverine World Wide, Inc.	609,620
		2,125,160
Steel–General — 1.2%
13,000	Carpenter Technology Corp.	1,694,030
20,000	Cleveland-Cliffs, Inc.	1,553,400
17,000	IPSCO, Inc.	2,700,960
32,000	Nucor Corp.	1,876,800
		7,825,190
Telecommunication Services — 2.5%
66,000	American Tower Corp. Class A*	2,772,000
36,000	AT&T, Inc.	1,494,000
62,000	Crown Castle International Corp.*	2,248,740
17,000	Millicom International Cellular S.A.*	1,557,880
21,000	Mobile TeleSystems ADR	1,271,970
63,000	NII Holdings, Inc. Class B*	5,086,620
14,000	Time Warner Telecom, Inc. Class A*	281,400
13,000	Vimpel-Communications ADR	1,369,680
		16,082,290
Telecommunications Equipment — 0.6%
30,000	Anixter International, Inc.*	2,256,300
24,000	CommScope, Inc.*	1,400,400
		3,656,700
Tire & Rubber — 0.2%
29,600	Carlisle Companies, Inc.	1,376,696
Tobacco — 0.0%
1,200	British American Tobacco p. l. c. ADR	82,968
Wireless Networking — 0.4%
14,600	Leap Wireless International, Inc.*	1,233,700
44,000	SBA Communications Corp. Class A*	1,477,960
		2,711,660
	Total Common Stocks (Cost $285,584,445)	$471,023,832

U.S. Treasury Obligations — 1.9%

Principal Amount		Value
$ 3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	$2,876,016
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	8,916,248
	Total U.S. Treasury Obligations (Cost $11,390,894)	$11,792,264

Principal Amount		Value
U.S. Government Agency Obligations — 7.1%
$6,000,000	Federal Home Loan Bank, 4.00%, 11/9/07	$5,971,092
4,000,000	Federal Home Loan Bank, 3.30%, 12/28/07	3,959,756
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	1,978,058
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	3,953,132
4,000,000	Federal Home Loan Mortgage Corp., 3.25%, 11/2/07	3,971,980
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	982,022
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,043,408
4,000,000	Federal Home Loan Mortgage Corp., 5.25%, 11/5/12	3,952,320
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,921,834
512,572	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	495,743
144,144	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	139,328
287,795	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	278,179
920,576	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	889,817
1,343,656	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,332,581
4,261,698	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	4,230,636
5,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	4,944,160
2,319,081	Federal National Mortgage Association, 5.00%, 11/1/34	2,182,098
1,693,702	Government National Mortgage Association, 5.50%, 1/15/36	1,644,095
	Total U.S. Government Agency Obligations (Cost $45,331,722)	$44,870,239

Corporate Bonds & Notes — 0.7%
Financial Services–Diversified — 0.7%
$6,000,000	SLM Corp., 4.40%, 4/1/14 (1)	$4,663,620
	Total Corporate Bonds & Notes (Cost $5,967,929)	4,663,620
Total Investment Securities — 84.1% (Cost $348,274,990)		$532,349,955

Short-Term Investments — 15.7%
Repurchase Agreements — 15.7%
$50,000,000	With Morgan Stanley, 4.00%, dated 6/29/07, due 7/2/07, delivery value $50,016,667 (collateralized by $48,055,000 U.S. Treasury Notes 6.50%, due 2/15/10, with a value of $51,095,898)	$50,000,000

6 See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2007 (Unaudited)

Principal Amount		Value
$49,500,000	With State Street Bank & Trust, 3.70%, dated 6/29/07, due 7/2/07, delivery value $49,515,263 (collateralized by $52,470,000 U.S. Treasury Notes 4.25% due 8/15/15, with a value of $50,622,770)	$49,500,000
Total Short-Term Investments (Cost $99,500,000)		99,500,000
Cash And Other Assets In Excess Of Liabilities — (0.2%)		1,272,147
Net Assets — 100.0%		$633,122,102
Net Asset Value Per Outstanding Share ($633,122,102 ÷ 24,692,199 shares outstanding)		$25.64

*	Non-income producing.

(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly. ADR — American Depositary Receipt

See notes to financial statements. 7

■  Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

ASSETS:
Investment securities, at value (cost — $348,274,990)	$532,349,955
Repurchase agreements (cost — $99,500,000)	99,500,000
Cash	11,782
Receivable for securities sold	2,044,540
Interest and dividends receivable	805,157
Receivable for trust shares sold	394
Total Assets	634,711,828
LIABILITIES:
Payable for securities purchased	836,969
Payable for trust shares repurchased	312,197
Accrued expenses:
Advisory fee	262,345
Service and distribution plan fees	94,344
Trustees’ fees and expenses	14,823
Other	69,048
Total Liabilities	1,589,726
Net Assets	$633,122,102
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 24,692,199 shares)	$246,922
Additional paid-in capital	331,903,544
Undistributed net investment income	10,351,748
Accumulated net realized gain on investments	106,544,752
Net unrealized appreciation of investments and foreign exchange translations	184,075,136
Net Assets	$633,122,102
Net Asset Value Per Outstanding Share ($633,122,102 ÷ 24,692,199 shares outstanding)	$25.64

Statement of Operations

Six Months Ended
June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$3,584,914
Dividends (net of foreign withholding tax of $25,904)	3,295,735
Total Income	6,880,649
Expenses:
Advisory fee	1,574,707
Service and distribution plan fees	1,259,765
Auditing and legal fees	87,233
Custodian fees	45,410
Trustees’ fees and expenses	24,246
Insurance	23,457
Printing	1,953
Other	7,874
Total Expenses Before Custody Credits and Waivers	3,024,645
Less: Service and distribution plan fees waived	(590,720)
Less: Custody credits	(2,007)
Net Expenses	2,431,918
Net Investment Income	4,448,731
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net realized gain	39,017,895
Change in net unrealized appreciation/(depreciation)	21,057,826
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	60,075,721
NET INCREASE IN NET ASSETS FROM OPERATIONS	$64,524,452

8 See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations:
Net investment income	$4,448,731	$5,889,620
Net realized gain on investments	39,017,895	67,651,282
Change in net unrealized appreciation/(depreciation)	21,057,826	(29,325,123)
Net increase in net assets from operations	64,524,452	44,215,779
Distributions to Shareholders:
Net investment income	—	(6,173,854)
Net realized gains	—	(9,395,412)
Decrease in net assets from distributions to shareholders	—	(15,569,266)
Trust Share Transactions:
Proceeds from sale of shares	5,010,485	8,380,309
Proceeds from reinvestment of dividends and distributions to shareholders	—	15,569,266
Cost of shares repurchased	(65,087,095)	(134,933,877)
Net decrease from trust share transactions	(60,076,610)	(110,984,302)
Total Increase/(Decrease) in Net Assets	4,447,842	(82,337,789)

NET ASSETS:
Beginning of period	628,674,260	711,012,049
End of period	$633,122,102	$628,674,260
Undistributed net investment income, at end of period	$10,351,748	$5,903,017

See notes to financial statements. 9

■  Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Years Ended December 31,
	Six Months Ended June 30, 2007 (Unaudited)	2006	2005	2004	2003	2002
Net asset value, beginning of period	$23.16	$22.22	$20.46	$18.30	$15.82	$18.36
Income from investment operations:
Net investment income	.20	.24	.20	.09	.07	.13
Net gain/(loss) on securities (both realized and unrealized)	2.28	1.23	1.65	2.13	2.53	(2.45)
Total from investment operations	2.48	1.47	1.85	2.22	2.60	(2.32)
Less distributions:
Dividends from net investment income	—	(.21)	(.09)	(.06)	(.12)	(.22)
Distributions from net realized gains	—	(.32)	—	—	—	—
Total Distributions	—	(.53)	(.09)	(.06)	(.12)	(.22)
Net asset value, end of period	$25.64	$23.16	$22.22	$20.46	$18.30	$15.82
Total return*	10.71%(3)	6.85%	9.08%	12.19%	16.53%	(12.53)%
Ratios/supplemental data:
Net assets, end of year (in thousands)	$633,122	$628,674	$711,012	$773,541	$788,773	$788,102
Ratio of expenses to average net assets (1)	.96%(4)	.97%	.95%	.94%	.96%	.73%
Ratio of expenses to average net assets (2)	.77%(4)	.88%	.95%	.94%	.96%	.73%
Ratio of net investment income to average net assets	1.41%(4)	.87%	.84%	.42%	.35%	.59%
Portfolio turnover rate	9%(3)	26%	33%	41%	30%	35%

*	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of a portion of the service and distribution fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the waiver of a portion of the service and distribution fees by the Distributor, would not have changed for the periods shown.

(2)	Ratio reflects expenses net of the waiver of a portion of the service and distribution fees by the Distributor and net of the custody credit arrangement.

(3)	Not annualized.

(4)	Annualized.

10 See notes to financial statements.

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2007 (Unaudited)

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B) Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2007 (Unaudited)

entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and determined that there is no impact to the Trust’s financial statements at this time.

(D) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(F) Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/ (loss) on investments and changes in unrealized appreciation/ (depreciation) on investments.

(G) Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Shares sold	206,877	369,664
Shares issued in reinvestment of dividends and distributions	—	731,295
	206,877	1,100,959
Shares repurchased	(2,658,675)	(5,950,640)
Net decrease	(2,451,798)	(4,849,681)
Dividends per share from net investment income	$—	$0.212
Distributions per share from net realized gains	$—	$0.323

■  Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2007 (Unaudited)

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2007 (Unaudited)
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$—
Other Investment Securities	47,443,607
$47,443,607
SALES:
U.S. Treasury and U.S. Government Agency Obligations	$25,000,000
Other Investment Securities	115,387,945
$140,387,945

4.    Income Taxes (Unaudited)

At June 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$447,774,990
Gross tax unrealized appreciation	$186,905,510
Gross tax unrealized depreciation	(2,830,545)
Net tax unrealized appreciation on investments	$184,074,965

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $1,574,707 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the six months ended June 30, 2007. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing, and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2007, fees amounting to $1,259,765, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor voluntarily waived 0.15% of the 12b-1 fee. Effective May 1, 2007, the Distributor contractually agreed to continue to waive 0.15% of the Trust’s 12b-1 fee for a one year period. The fees waived amounted to $590,720. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2007, the Trust’s expenses were reduced by $2,007 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and Distributor are also officers and Trustees of the Trust.

■  Value Line Strategic Asset Management Trust

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), annually to consider the investment advisory agreement (the “Agreement”) between the Trust and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Trust and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Trustees, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Trust over various periods of time compared to the performance of a peer group of funds consisting of the Trust and all mixed-asset target allocation growth funds underlying variable insurance products regardless of asset size or primary channel of distribution for funds underlying variable insurance products (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Trust’s benchmark index; (ii) sales and redemption data with respect to the Trust; (iii) the general investment outlook in the markets in which the Trust invests; (iv) arrangements with respect to the distribution of the Trust’s shares; (v) the allocation of the Trust’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of information, which included data comparing: (i) the Trust’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Trust and ten other mixed-asset target allocation growth funds underlying variable insurance products, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Trust, the Expense Group and all other mixed-asset target allocation growth funds underlying variable insurance products, as selected objectively by Lipper (the “Expense Universe”); (ii) the Trust’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Trust’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending upon availability) largest mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Trust as well as the Value Line family of funds; (v) the Trust’s current investment management staffing; and (vi) the Trust’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Trust’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that although the Trust underperformed both the Performance Universe average and Lipper Index for the one-year and five-year periods ended December 31, 2006, the Trust outperformed both the Performance Universe average and the Lipper Index for the three-year and ten-year periods ended December 31, 2006.

Value Line’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Trust’s portfolio, achieving the Trust’s investment objective and adhering to the Trust’s investment strategy. The Independent Trustees also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Trust’s investment operations. Based on this review, the Board concluded that the Trust’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

■  Value Line Strategic Asset Management Trust

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Strategic Asset Management Trust (Unaudited) (Continued)

Management Fee and Expenses. The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Trust’s management fee rate was less than that of both the Expense Group average and the Expense Universe average, and the Board determined that the Trust’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Trust’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective May 23, 2006, Value Line Securities, Inc., the Trust’s principal underwriter, voluntarily agreed to waive a portion of the Trust’s Rule 12b-1 fee, effectively reducing the Trust’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Trust’s average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver, the Board noted that the Trust’s total expense ratio (after giving effect to this waiver) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. The Board also noted that Value Line Securities, Inc. contractually agreed to waive a portion of the Trust’s Rule 12b-1 fee, as described above, for a one year period effective May 1, 2007 so that such waiver could not be changed without the Board’s approval during such period.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Trust’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Trust’s shareholders.

Profitability. The Board considered the level of Value Line’s profits with respect to the management of the Trust, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Trust, including the financial results derived from the Trust, bear a reasonable relationship to the services rendered and are fair for the management of the Trust in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Trust. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Trust.

Economies of Scale. The Board noted that, given the current and anticipated size of the Trust, any perceived and potential economies of scale were not yet a relevant consideration for the Trust and the addition of break points in the management fee was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Trust’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Trust’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

■  Value Line Strategic Asset Management Trust

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner Jean B. Buttner, President

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	August 30, 2007